N-2	Feb. 07, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001856156
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FS MVP Private Markets Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER FEES	Class A Shares	Class I Shares	Class D Shares
Maximum Sales Load Imposed on Purchases (as a percentage of offering price) (1)	3.50%	None	3.50%
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%
(1)	Investors in Class A Shares and Class D Shares may be charged a sales charge of up to 3.50% of the subscription amount.

(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A Shares, Class I Shares or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Investment Management Fee (3)	1.25%	1.25%	1.25%
Incentive Fee(4)	0.89%	0.89%	0.89%
Distribution and Servicing Fees(5)	0.70%	0.00%	0.25%
Other Expenses	0.36%	0.36%	0.36%
Interest Expense on Borrowings	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses (6)	0.57%	0.57%	0.57%
Total Annual Expenses	4.17%	3.47%	3.72%
(3)	The Investment Management Fee is equal to a quarterly rate of 0.3125% (1.25%, on an annualized basis), of the Fund’s Managed Investments at the end of each calendar quarter. “Managed Investments” means the total value of the Fund’s assets (including any assets attributable to money borrowed for investment purposes) plus any unfunded investment commitments (i.e., amounts committed to Fund Investments that have not yet been drawn for investment), minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), minus cash and cash equivalents. Because the Investment Management Fee is based on the Fund’s Managed Investments, any leverage utilized by the Fund for investment purposes will result in an increase in such fee (as a percentage of net assets attributable to Shares). Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in Managed Investments for purposes of calculating the Investment Management Fee. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.

(4)	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee calculated and payable quarterly in arrears equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value (“NAV”) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or withdrawn from the Fund by shareholders). The incentive fee in the table above is an estimate expressed as an annualized percentage of fund assets based on performance for the prior period. The Fund maintains the Loss Recovery Account, which had an initial balance of zero and (i) increases upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreases (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.

(5)	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan (“Distribution and Service Plan”) for Class A Shares and Class D Shares. Under the Distribution and Service Plan, the Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.70% per year on Class A Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”

(6)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Sponsors. The Fund may also indirectly bear asset-based fees, performance or incentive fees or allocations and other expenses as an investor in other Fund Investments. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class A Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 1.00% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$95	$157	$240	$454
Without Redemption	$75	$157	$240	$454

Class I Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$55	$106	$180	$374
Without Redemption	$35	$106	$180	$374

Class D Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 0.25% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$91	$145	$220	$417
Without Redemption	$71	$145	$220	$417

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]	The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, includes, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Adviser, Administrator, Transfer Agent and Custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “Incentive Fee,” “ADMINISTRATION,” “CUSTODIAN,” “FUND EXPENSES,” “REPURCHASES OF SHARES” and “PURCHASING SHARES.”
Acquired Fund Fees and Expenses, Note [Text Block]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Sponsors. The Fund may also indirectly bear asset-based fees, performance or incentive fees or allocations and other expenses as an investor in other Fund Investments. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.40%
Distribution/Servicing Fees [Percent]	0.70%	[4]
Incentive Fees [Percent]	0.89%	[5]
Acquired Fund Fees and Expenses [Percent]	0.57%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.36%
Total Annual Expenses [Percent]	4.17%
Expense Example, Year 01	$ 95
Expense Example, Years 1 to 3	157
Expense Example, Years 1 to 5	240
Expense Example, Years 1 to 10	$ 454
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.40%
Distribution/Servicing Fees [Percent]	0.00%	[4]
Incentive Fees [Percent]	0.89%	[5]
Acquired Fund Fees and Expenses [Percent]	0.57%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.36%
Total Annual Expenses [Percent]	3.47%
Expense Example, Year 01	$ 55
Expense Example, Years 1 to 3	106
Expense Example, Years 1 to 5	180
Expense Example, Years 1 to 10	$ 374
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.40%
Distribution/Servicing Fees [Percent]	0.25%	[4]
Incentive Fees [Percent]	0.89%	[5]
Acquired Fund Fees and Expenses [Percent]	0.57%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.36%
Total Annual Expenses [Percent]	3.72%
Expense Example, Year 01	$ 91
Expense Example, Years 1 to 3	145
Expense Example, Years 1 to 5	220
Expense Example, Years 1 to 10	$ 417

[1]	Investors in Class A Shares and Class D Shares may be charged a sales charge of up to 3.50% of the subscription amount.
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A Shares, Class I Shares or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”
[3]	The Investment Management Fee is equal to a quarterly rate of 0.3125% (1.25%, on an annualized basis), of the Fund’s Managed Investments at the end of each calendar quarter. “Managed Investments” means the total value of the Fund’s assets (including any assets attributable to money borrowed for investment purposes) plus any unfunded investment commitments (i.e., amounts committed to Fund Investments that have not yet been drawn for investment), minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), minus cash and cash equivalents. Because the Investment Management Fee is based on the Fund’s Managed Investments, any leverage utilized by the Fund for investment purposes will result in an increase in such fee (as a percentage of net assets attributable to Shares). Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in Managed Investments for purposes of calculating the Investment Management Fee. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.
[4]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan (“Distribution and Service Plan”) for Class A Shares and Class D Shares. Under the Distribution and Service Plan, the Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.70% per year on Class A Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
[5]	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee calculated and payable quarterly in arrears equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value (“NAV”) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or withdrawn from the Fund by shareholders). The incentive fee in the table above is an estimate expressed as an annualized percentage of fund assets based on performance for the prior period. The Fund maintains the Loss Recovery Account, which had an initial balance of zero and (i) increases upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreases (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.
[6]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Sponsors. The Fund may also indirectly bear asset-based fees, performance or incentive fees or allocations and other expenses as an investor in other Fund Investments. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.